Leases - Supplemental balance sheets information related to leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Finance lease ROU assets, gross	$ 33,662	$ 33,662	$ 33,662
Accumulated amortization		$ (33,662)	(28,503)
Finance lease ROU assets, net			5,159
Finance lease liabilities, current portion			6,356
Total financing lease liabilities			$ 6,355
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Finance lease liabilities, current portion	Finance lease liabilities, current portion
Weighted Average Lease Term - Finance Leases		0 years	7 months 9 days
Weighted Average Discount Rate - Finance Leases		0.00%	16.45%